Stockholders' Equity (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity [Abstract]
Cash dividend declaration, date	Feb. 27, 2013
Cash dividends declared, per share	$ 0.14	$ 0.56	$ 0.14
Dividend paid to stock holders, date	Apr. 11, 2013
Dividend recorded, date	Mar. 13, 2013
Excluded from computation of diluted earnings per common share		1,546,900	416,417